UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21328

One North Wacker Drive Chicago, Illinois 60606-2807
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York,		NY 10019
(Address of principal executive offices)		(Zip code)

Mark F. Kemper UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)

Copy to: Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098
Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1.  Schedule of Investments

SMA Relationship Trust – Series G

Industry diversification – March 31, 2018 (unaudited)1,2

Common stocks	Percentage of net assets
Aerospace & defense	1.31%
Airlines	1.41
Auto components	3.06
Automobiles	1.69
Banks	13.59
Biotechnology	2.02
Chemicals	3.83
Commercial services & supplies	1.01
Construction & engineering	0.74
Diversified financial services	3.76
Diversified telecommunication services	3.94
Electric utilities	0.83
Electronic equipment, instruments & components	0.67
Food & staples retailing	3.58
Health care equipment & supplies	0.93
Hotels, restaurants & leisure	0.76
Household durables	2.77
Industrial conglomerates	0.71
Insurance	5.82
Machinery	3.58
Marine	0.60
Media	0.68
Metals & mining	4.44
Multi-utilities	1.23
Oil, gas & consumable fuels	8.81
Personal products	2.27
Pharmaceuticals	6.97
Real estate management & development	1.04
Semiconductors & semiconductor equipment	1.90
Software	4.43
Tobacco	2.32
Trading companies & distributors	3.33
Transportation infrastructure	0.16
Total common stocks	94.19%
Exchange traded funds	1.45
Short-term investments	2.82
Total investments	98.46%
Cash and other assets, less liabilities	1.54
Net assets	100.00%

1                 Figures represent the breakdown of direct investments of SMA Relationship Trust - Series G. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2                 The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust – Series G
Portfolio of investments – March 31, 2018 (unaudited)

	Shares	Value
Common stocks: 94.19%
Australia: 2.62%
Insurance Australia Group Ltd.	203,557	$1,169,438
Rio Tinto Ltd.	21,452	1,197,820
Wesfarmers Ltd.	44,022	1,405,189
Total Australia common stocks		3,772,447

Austria: 2.28%
Erste Group Bank AG*	65,428	3,284,640

Bermuda: 0.71%
Jardine Matheson Holdings Ltd.	16,600	1,022,892

Canada: 5.64%
Enerplus Corp.	80,960	910,553
Husky Energy, Inc.	139,860	2,001,799
Paramount Resources Ltd., Class A*	48,028	552,843
Suncor Energy, Inc.	66,560	2,298,486
Toronto-Dominion Bank (The)	41,721	2,367,542
Total Canada common stocks		8,131,223

Denmark: 0.60%
AP Moller - Maersk A/S, Class B*	560	863,671

Finland: 0.98%
Sampo OYJ, Class A	25,437	1,416,591

France: 5.37%
Publicis Groupe SA	14,062	978,980
Sanofi	48,424	3,892,578
Thales SA	15,565	1,894,894
Valeo SA	14,752	973,652
Total France common stocks		7,740,104

Germany: 8.47%
Deutsche Telekom AG (Registered)	205,879	3,356,541
Infineon Technologies AG	65,230	1,744,901
KION Group AG	18,869	1,758,483
LANXESS AG	20,456	1,565,579
SAP SE	20,731	2,167,454
thyssenkrupp AG	62,346	1,625,562
Total Germany common stocks		12,218,520

Hong Kong: 3.16%
AIA Group Ltd.	397,600	3,363,932
Power Assets Holdings Ltd.	133,500	1,189,876
Total Hong Kong common stocks		4,553,808

Ireland: 1.41%
Ryanair Holdings plc ADR*	16,590	2,038,082

Italy: 4.46%
Atlantia SpA	7,642	236,488
Autogrill SpA	85,653	1,101,344
Banca Mediolanum SpA	300,654	2,619,173
Mediobanca Banca di Credito Finanziario SpA	210,547	2,473,577
Total Italy common stocks		6,430,582

Japan: 23.96%
Chiyoda Corp.	112,400	1,060,567
Inpex Corp.	137,800	1,704,288
ITOCHU Corp.	115,200	2,237,308
MINEBEA MITSUMI, Inc.	101,600	2,169,402
Mitsui Fudosan Co. Ltd.	61,700	1,496,909
Nabtesco Corp.	31,800	1,226,813
Nintendo Co. Ltd.	3,700	1,629,454
ORIX Corp.	158,800	2,800,509
Otsuka Holdings Co. Ltd.	56,200	2,814,622
Shin-Etsu Chemical Co. Ltd.	24,900	2,575,297
Sony Corp.	82,600	3,994,733
Sumitomo Electric Industries Ltd.	94,600	1,443,382

SMA Relationship Trust – Series G
Portfolio of investments – March 31, 2018 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Japan—(Concluded)
Sumitomo Mitsui Financial Group, Inc.	55,900	$2,342,016
Takeda Pharmaceutical Co. Ltd.	33,300	1,622,047
Tokyo Electron Ltd.	5,300	996,941
Toyota Industries Corp.	32,900	1,991,222
Toyota Motor Corp.	38,000	2,437,385
Total Japan common stocks		34,542,895

Jersey: 2.98%
Glencore plc*	280,579	1,392,742
Shire plc	58,051	2,908,013
Total Jersey common stocks		4,300,755

Netherlands: 7.19%
ABN AMRO Group NV CVA[1,2]	100,713	3,032,379
ASR Nederland NV	57,092	2,439,040
Koninklijke Ahold Delhaize NV	68,649	1,625,356
Unilever NV CVA	58,051	3,276,441
Total Netherlands common stocks		10,373,216

Norway: 3.95%
Statoil ASA	84,210	1,983,642
Telenor ASA	103,114	2,328,313
Yara International ASA	32,795	1,385,215
Total Norway common stocks		5,697,170

Spain: 1.30%
Banco Santander SA	288,365	1,878,765

United Kingdom: 19.11%
Anglo American plc	93,863	2,187,368
Ashtead Group plc	94,236	2,564,934
Babcock International Group plc	155,652	1,460,524
Barclays plc	484,398	1,403,396
BP plc	484,328	3,256,562
British American Tobacco plc	57,799	3,349,910
Centrica plc	886,470	1,768,566
GlaxoSmithKline plc	87,756	1,716,316
HSBC Holdings plc	300,937	2,809,416
LivaNova plc*	15,200	1,345,200
Sage Group plc (The)	288,442	2,586,741
Spectris plc	25,499	963,781
Tesco plc	740,108	2,138,007
Total United Kingdom common stocks		27,550,721
Total common stocks (cost $115,109,261)		135,816,082

Exchange traded funds: 1.45%
iShares MSCI Canada ETF	4,000	110,240
iShares MSCI EAFE ETF	28,500	1,985,880
Total exchange traded funds (cost $2,109,053)		2,096,120

Short-term investments: 2.82%
Investment companies: 2.82%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $4,068,358)	4,068,358	4,068,358
Total investments: 98.46% (cost $121,286,672)		141,980,560
Cash and other assets, less liabilities: 1.54%		2,215,709
Net assets: 100.00%		$144,196,269

SMA Relationship Trust – Series G
Portfolio of investments – March 31, 2018 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)
BB	COP	4,001,300,563	USD	1,434,621	04/20/18	$2,887
BB	USD	1,551,222	MYR	6,069,000	04/20/18	16,841
GSI	USD	8,720,663	CHF	8,285,000	04/20/18	(42,407)
GSI	USD	3,030,241	COP	8,677,397,200	04/20/18	74,680
GSI	USD	742,327	INR	48,350,000	04/20/18	(2,601)
JPMCB	CAD	3,345,000	USD	2,560,319	04/20/18	(36,887)
JPMCB	DKK	4,280,000	USD	709,303	04/20/18	2,011
JPMCB	GBP	1,320,000	USD	1,852,283	04/20/18	(1,003)
JPMCB	HKD	9,820,000	USD	1,253,369	04/20/18	1,338
JPMCB	JPY	69,000,000	USD	652,001	04/20/18	2,841
JPMCB	NOK	27,940,000	USD	3,625,461	04/20/18	59,293
JPMCB	USD	1,433,392	AUD	1,870,000	04/20/18	2,853
JPMCB	USD	2,204,186	DKK	13,350,000	04/20/18	1,970
JPMCB	USD	366,258	GBP	260,000	04/20/18	(1,216)
JPMCB	USD	627,596	ILS	2,180,000	04/20/18	(5,442)
JPMCB	USD	5,743,798	MXN	108,220,000	04/20/18	193,475
JPMCB	USD	4,490,424	SEK	36,670,000	04/20/18	(93,375)
JPMCB	USD	334,176	SGD	440,000	04/20/18	1,539
MSC	EUR	2,710,000	USD	3,343,717	04/20/18	5,187
MSC	GBP	7,780,000	USD	10,932,895	04/20/18	9,736
MSC	MXN	26,303,992	USD	1,430,000	04/20/18	(13,116)
Net unrealized appreciation on forward foreign currency contracts						$178,604

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$135,816,082	$—	$—	$135,816,082
Exchange traded funds	2,096,120	—	—	2,096,120
Short-term investments	4,068,358	—	—	4,068,358
Forward foreign currency contracts	—	374,651	—	374,651
Total	$141,980,560	$374,651	$—	$142,355,211

Liabilities
Forward foreign currency contracts	$—	$(196,047)	$—	$(196,047)

At March 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2                 Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

SMA Relationship Trust – Series M

Portfolio statistics – March 31, 2018 (unaudited)1

Summary of municipal securities by state

Percentage of net assets
Long-term municipal bonds
Alaska	0.42%
California	10.94
Colorado	0.72
Connecticut	2.99
Florida	12.36
Georgia	0.69
Illinois	4.94
Louisiana	1.35
Maryland	1.48
Massachusetts	7.40
Mississippi	1.09
Missouri	0.12
New Jersey	5.14
New York	19.32
North Carolina	1.13
Ohio	0.62
Pennsylvania	7.93
Rhode Island	2.60
South Carolina	1.76
Tennessee	2.23
Texas	9.24
Utah	2.25
Washington	0.67
Wisconsin	1.66
Total long-term municipal bonds	99.05%
Short-term investments	0.02
Total investments	99.07%
Cash and other assets, less liabilities	0.93
Net assets	100.00%

1            The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust – Series M

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Long-term municipal bonds: 99.05%
Alaska: 0.42%
City of Valdez, Marine Terminal Revenue Bonds,
Series A,
1.700%, due 12/01/33[1]	$1,000,000	$1,000,000

California: 10.94%
California State Public Works Board Revenue Bonds,
Series A,
5.000%, due 09/01/28	4,000,000	4,576,160
5.000%, due 09/01/32	3,625,000	4,096,794
Series F,
5.000%, due 05/01/26	1,000,000	1,166,170
5.000%, due 09/01/26	2,660,000	3,036,496
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/29	1,400,000	1,566,278
5.000%, due 06/01/32	2,200,000	2,513,544
5.000%, due 06/01/33	1,200,000	1,366,848
State of California, Various Purpose, GO Bonds,
5.000%, due 09/01/18	1,875,000	1,902,694
5.000%, due 09/01/28	5,000,000	5,922,000
		26,146,984
Colorado: 0.72%
City and County of Denver, Airport System Revenue Bonds,
Series A,
5.000%, due 11/15/23	1,500,000	1,719,030

Connecticut: 2.99%
State of Connecticut, GO Bonds,
Series B,
5.000%, due 04/15/25	1,535,000	1,720,075
5.000%, due 05/15/26	2,700,000	3,044,898
Series C,
5.000%, due 06/01/20	1,000,000	1,060,280
Series D,
5.000%, due 08/15/26	1,165,000	1,316,904
		7,142,157
Florida: 12.36%
City of Gainesville, Florida Utilities System Revenue Bonds,
Series A,
5.000%, due 10/01/26	1,500,000	1,781,610
JEA Water & Sewer System Revenue Bonds,
Series A-1,
1.690%, due 10/01/38[1]	2,800,000	2,800,000
Miami-Dade County, Water & Sewer Revenue Bonds,
5.000%, due 10/01/24	2,000,000	2,314,900
Pinellas County Health Facilities Authority, Baycare Health Systems Revenue Bonds,
Series A-1,
1.690%, due 11/01/38[1]	100,000	100,000

SMA Relationship Trust – Series M

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Florida—(Concluded)
School Board of Volusia County, Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	$3,000,000	$3,404,370
School District of St. Lucie County, Sales Tax Revenue Bonds,
AGM,
5.000%, due 10/01/26	2,500,000	2,889,600
The School Board of Broward County, COP,
Series A,
5.000%, due 07/01/28	2,250,000	2,630,115
Series B,
5.000%, due 07/01/30	2,000,000	2,269,780
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	4,000,000	4,474,160
Series B,
5.000%, due 05/01/26	1,900,000	2,178,464
Series D,
5.000%, due 02/01/23	3,195,000	3,566,802
The School Board of Orange County, COP,
Series D,
5.000%, due 08/01/22	1,025,000	1,145,079
		29,554,880
Georgia: 0.69%
State of Georgia, GO Bonds,
Series A,
5.000%, due 02/01/19	1,610,000	1,655,611

Illinois: 4.94%
City of Chicago O’Hare International Airport, Senior Lien Revenue Bonds,
Series B,
5.000%, due 01/01/24	1,510,000	1,712,506
City of Chicago O’Hare International Airport, Third Lien Revenue Bonds,
Series B,
5.000%, due 01/01/23	2,250,000	2,518,267
County of Cook, GO Bonds,
Series A,
5.000%, due 11/15/20	2,500,000	2,689,550
Illinois State Toll Highway Authority Revenue Bonds,
Series A,
5.000%, due 12/01/21	1,220,000	1,346,282
5.000%, due 12/01/32	2,175,000	2,476,760

SMA Relationship Trust – Series M

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Illinois—(Concluded)
State of Illinois, Sales Tax Revenue Bonds,
NATL-RE,
5.750%, due 06/15/20	$1,000,000	$1,078,490
		11,821,855
Louisiana: 1.35%
City of New Orleans, GO Bonds,
AGC-ICC, FGIC,
5.500%, due 12/01/21	3,010,000	3,237,676

Maryland: 1.48%
State of Maryland, State and Local Facilities Loan, GO Bonds,
Series B,
5.000%, due 08/01/25	3,000,000	3,545,490

Massachusetts: 7.40%
The Commonwealth of Massachusetts, Consolidated Loan of 2014, GO Bonds,
Series F,
5.000%, due 11/01/22[2]	4,075,000	4,595,744
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series A,
5.000%, due 07/01/30	2,260,000	2,647,274
5.000%, due 03/01/35	1,815,000	2,043,726
Series D,
5.000%, due 07/01/26	2,500,000	2,973,200
The Commonwealth of Massachusetts, GO Bonds,
Series E,
5.000%, due 11/01/27	4,505,000	5,437,580
		17,697,524
Mississippi: 1.09%
Mississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development, Chevron USA, Inc., Project Revenue Bonds,
Series B,
1.700%, due 11/01/35[1]	1,200,000	1,200,000
Series F,
1.700%, due 12/01/30[1]	700,000	700,000
Series K,
1.700%, due 11/01/35[1]	700,000	700,000
		2,600,000
Missouri: 0.12%
St. Charles County, Public Water District No. 2, COP,
Series A,
1.570%, due 12/01/36[1]	275,000	275,000

New Jersey: 5.14%
New Jersey Turnpike Authority Revenue Bonds,
Series A,
5.000%, due 01/01/30	3,500,000	3,955,315

SMA Relationship Trust – Series M

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
New Jersey—(Concluded)
State of New Jersey, GO Bonds,
5.000%, due 06/01/18	$2,500,000	$2,513,500
5.000%, due 06/01/21	3,300,000	3,585,846
Series L, AMBAC,
5.250%, due 07/15/19	1,415,000	1,476,425
Series Q,
5.000%, due 08/15/19	725,000	755,965
		12,287,051
New York: 19.32%
City of New York, GO Bonds,
Series A,
5.000%, due 08/01/27	2,500,000	2,987,175
Subseries D-4,
1.700%, due 08/01/40[1]	5,600,000	5,600,000
County of Nassau, GO Bonds,
Series B,
3.000%, due 09/18/18	1,765,000	1,776,049
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2012 Revenue Bonds,
Series DD,
5.000%, due 06/15/36	3,000,000	3,382,230
Series EE,
5.000%, due 06/15/36	2,760,000	3,111,652
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2016 Revenue Bonds,
Subseries AA-1A,
1.730%, due 06/15/32[1]	300,000	300,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2017 Revenue Bonds,
Series EE,
5.000%, due 06/15/33	2,000,000	2,340,460
New York City Transitional Finance Authority Revenue Bonds,
Subseries A-4,
1.700%, due 08/01/43[1]	4,400,000	4,400,000
Subseries D-4,
1.650%, due 02/01/44[1]	2,100,000	2,100,000
Subseries E-1,
5.000%, due 02/01/32	2,380,000	2,742,069
Series S-1,
5.000%, due 07/15/31	1,050,000	1,193,157
New York State Dormitory Authority, New York University Revenue Bonds,
Series A, BHAC-CR,
5.250%, due 07/01/18[2]	1,130,000	1,140,204
New York State Dormitory Authority, State Personal Taxable General Purpose, Special Tax,
Series A,
5.000%, due 02/15/29	4,000,000	4,457,360

SMA Relationship Trust – Series M

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
New York—(Concluded)
New York State Urban Development Corp., Special Tax,
Series A,
5.000%, due 03/15/34	$3,000,000	$3,371,610
Series A-1,
5.000%, due 03/15/27	6,495,000	7,301,224
		46,203,190
North Carolina: 1.13%
County of Wake, GO Bonds,
Series A,
5.000%, due 03/01/25	2,290,000	2,695,765

Ohio: 0.62%
State of Ohio, Cleveland Clinic Health System Revenue Bonds,
Series A,
5.500%, due 01/01/19[2]	1,440,000	1,481,357

Pennsylvania: 7.93%
City of Philadelphia, GO Bonds,
5.000%, due 08/01/24	2,000,000	2,263,360
Series A,
5.000%, due 08/01/24	2,180,000	2,467,062
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds,
5.000%, due 06/01/22	3,000,000	3,269,760
Commonwealth of Pennsylvania, GO Bonds,
5.000%, due 06/01/18	2,190,000	2,202,549
5.000%, due 01/01/24	3,055,000	3,442,038
5.000%, due 09/15/26	1,225,000	1,416,553
5.000%, due 01/01/28	3,400,000	3,902,554
		18,963,876
Rhode Island: 2.60%
Rhode Island Health & Educational Building Corp., Tockwotton Home Issue Revenue Bonds,
8.375%, due 01/01/21[2]	3,000,000	3,516,030
Rhode Island Industrial Facilities Corp., Marine Terminal Revenue Bonds,
1.700%, due 02/01/25[1]	700,000	700,000

SMA Relationship Trust – Series M

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Rhode Island—(Concluded)
Tobacco Settlement Financing Corp., Asset-Backed Revenue Bonds,
Series A,
4.000%, due 06/01/18	$2,000,000	$2,007,900
		6,223,930
South Carolina: 1.76%
South Carolina Public Service Authority Revenue Bonds,
Series A,
5.000%, due 12/01/24	2,000,000	2,260,420
Series C,
4.000%, due 12/01/20	1,855,000	1,942,760
		4,203,180
Tennessee: 2.23%
State of Tennessee, GO Bonds,
Series A,
5.000%, due 08/01/19	1,490,000	1,556,454
Series B,
5.000%, due 08/01/23	3,295,000	3,777,751
		5,334,205
Texas: 9.24%
City of Dallas, Waterworks and Sewer System Revenue Bonds,
Series A,
5.000%, due 10/01/31	2,355,000	2,748,144
Cypress-Fairbanks Independent School District, GO Bonds, PSF-GTD,
5.000%, due 02/15/27	1,370,000	1,606,777
Garland Independent School District, GO Bonds, PSF-GTD,
5.000%, due 02/15/25	2,400,000	2,794,464
Harris County Cultural Education Facilities Finance Corp., Children’s Hospital Revenue Bonds,
Series 1,
5.000%, due 10/01/24	2,500,000	2,885,475
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital Revenue Bonds,
Subseries C-2,
1.720%, due 12/01/27[1]	1,000,000	1,000,000
Lower Neches Valley Authority Industrial Development Corp., Project Revenue Bonds,
1.670%, due 05/01/46[1]	1,600,000	1,600,000
Subseries A-3,
1.700%, due 05/01/22[1]	400,000	400,000
Plano Independent School District, GO Bonds, PSF-GTD,
5.000%, due 02/15/25	2,525,000	2,940,009
State of Texas Transportation Commission Highway Fund First Tier Revenue Bonds,
Series A,
5.000%, due 10/01/25	2,000,000	2,353,240

SMA Relationship Trust – Series M

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Concluded)
Texas—(Concluded)
Texas A&M University, Financing System Revenue Bonds,
Series E,
5.000%, due 05/15/25	$2,775,000	$3,260,236
University of Texas Revenue Bonds,
Series B,
1.570%, due 08/01/39[1]	500,000	500,000
		22,088,345
Utah: 2.25%
State of Utah, GO Bonds,
5.000%, due 07/01/20	5,015,000	5,378,939

Washington: 0.67%
Washington State Health Care Facilities Authority Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,435,000	1,608,664

Wisconsin: 1.66%
State of Wisconsin General Fund Annual Appropriation Revenue Bonds,
Series B,
5.000%, due 05/01/31	1,500,000	1,745,310
State of Wisconsin, GO Bonds,
Series A,
5.000%, due 05/01/22[2]	2,000,000	2,232,980
		3,978,290
Total long-term municipal bonds (cost $237,882,323)		236,842,999

	Shares
Short-term investments: 0.02%
Investment companies: 0.02%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $41,793)	41,793	41,793
Total investments: 99.07% (cost $237,924,116)		236,884,792
Cash and other assets, less liabilities: 0.93%		2,222,879
Net assets: 100.00%		$239,107,671

SMA Relationship Trust – Series M

Portfolio of investments – March 31, 2018 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Long-term municipal bonds	$—	$236,842,999	$—	$236,842,999
Short-term investments	41,793	—	—	41,793
Total	$41,793	$236,842,999	$—	$236,884,792

At March 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1            Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate at the period end.

2            Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

SMA Relationship Trust – Series S

Industry diversification – March 31, 2018 (unaudited)1

Common stocks	Percentage of net assets
Aerospace & defense	0.51%
Auto components	1.68
Banks	17.41
Biotechnology	2.21
Building products	2.58
Capital markets	2.22
Chemicals	2.78
Commercial services & supplies	6.64
Communications equipment	0.94
Construction & engineering	2.25
Electric utilities	1.49
Electrical equipment	1.58
Electronic equipment, instruments & components	1.02
Energy equipment & services	1.55
Equity real estate investment trusts (REITs)	5.43
Food products	0.77
Health care equipment & supplies	6.16
Hotels, restaurants & leisure	3.02
Household durables	0.83
Internet software & services	3.42
Leisure products	1.44
Life sciences tools & services	3.22
Machinery	2.64
Media	1.74
Metals & mining	1.27
Pharmaceuticals	0.79
Semiconductors & semiconductor equipment	4.18
Software	8.08
Specialty retail	2.27
Technology hardware, storage & peripherals	0.97
Trading companies & distributors	2.65
Wireless telecommunication services	1.41
Total common stocks	95.15%
Short-term investments	2.94
Total investments	98.09%
Cash and other assets, less liabilities	1.91
Net assets	100.00%

1            The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust – Series S

Portfolio of investments – March 31, 2018 (unaudited)

	Shares	Value
Common stocks: 95.15%
Aerospace & defense: 0.51%
Esterline Technologies Corp.*	3,251	$237,811

Auto components: 1.68%
Tenneco, Inc.	14,219	780,196

Banks: 17.41%
Access National Corp.	17,609	502,385
Banner Corp.	16,073	891,891
Brookline Bancorp, Inc.	44,277	717,287
Columbia Banking System, Inc.	21,735	911,783
ConnectOne Bancorp, Inc.	35,326	1,017,389
First Community Corp.	11,700	267,930
Hope Bancorp, Inc.	47,001	854,948
South State Corp.	9,231	787,404
Union Bankshares Corp.	16,573	608,395
Univest Corp. of Pennsylvania	36,810	1,019,637
Valley National Bancorp	41,932	522,473
		8,101,522
Biotechnology: 2.21%
ACADIA Pharmaceuticals, Inc.*	10,446	234,722
Halozyme Therapeutics, Inc.*	13,013	254,925
MiMedx Group, Inc.*	41,388	288,474
Recro Pharma, Inc.*	22,891	252,030
		1,030,151
Building products: 2.58%
American Woodmark Corp.*	5,848	575,736
Armstrong World Industries, Inc.*	11,111	625,549
		1,201,285
Capital markets: 2.22%
Evercore, Inc., Class A	5,053	440,622
Moelis & Co., Class A	11,632	591,487
		1,032,109
Chemicals: 2.78%
HB Fuller Co.	9,674	481,088
Valvoline, Inc.	36,673	811,573
		1,292,661
Commercial services & supplies: 6.64%
ABM Industries, Inc.	24,118	807,471
Copart, Inc.*	4,743	241,561
Deluxe Corp.	11,454	847,710
Interface, Inc.	20,282	511,106
UniFirst Corp.	4,224	682,810
		3,090,658
Communications equipment: 0.94%
Quantenna Communications, Inc.*	31,982	438,153

Construction & engineering: 2.25%
EMCOR Group, Inc.	10,406	810,940
Granite Construction, Inc.	4,192	234,165
		1,045,105
Electric utilities: 1.49%
Portland General Electric Co.	17,121	693,572

Electrical equipment: 1.58%
Regal Beloit Corp.	10,000	733,500

Electronic equipment, instruments & components: 1.02%
TTM Technologies, Inc.*	30,955	473,302

Energy equipment & services: 1.55%
Patterson-UTI Energy, Inc.	41,250	722,287

Equity real estate investment trusts (REITs): 5.43%
American Assets Trust, Inc.	20,933	699,371
EPR Properties	12,299	681,365

SMA Relationship Trust – Series S

Portfolio of investments – March 31, 2018 (unaudited)

	Shares	Value
Common stocks—(Continued)
Equity real estate investment trusts (REITs)—(Concluded)
First Industrial Realty Trust, Inc.	22,592	$660,364
Retail Opportunity Investments Corp.	27,519	486,261
		2,527,361
Food products: 0.77%
Amira Nature Foods Ltd.*	85,704	357,386

Health care equipment & supplies: 6.16%
AtriCure, Inc.*	26,478	543,329
Cooper Cos., Inc. (The)	2,830	647,532
Integra LifeSciences Holdings Corp.*	6,619	366,295
Merit Medical Systems, Inc.*	14,724	667,733
SeaSpine Holdings Corp.*	63,298	641,842
		2,866,731
Hotels, restaurants & leisure: 3.02%
Chuy’s Holdings, Inc.*	9,924	260,009
Dave & Buster’s Entertainment, Inc.*	12,829	535,482
Vail Resorts, Inc.	2,741	607,680
		1,403,171
Household durables: 0.83%
Tupperware Brands Corp.	7,967	385,443

Internet software & services: 3.42%
Five9, Inc.*	17,687	526,896
j2 Global, Inc.	6,159	486,068
LogMeIn, Inc.	4,997	577,403
		1,590,367
Leisure products: 1.44%
Nautilus, Inc.*	49,938	671,666

Life sciences tools & services: 3.22%
Bio-Rad Laboratories, Inc., Class A*	3,507	877,031
Syneos Health, Inc.*	17,492	620,966
		1,497,997
Machinery: 2.64%
Mueller Water Products, Inc., Class A	56,825	617,688
Timken Co. (The)	13,430	612,408
		1,230,096
Media: 1.74%
Cinemark Holdings, Inc.	21,468	808,700

Metals & mining: 1.27%
Kaiser Aluminum Corp.	5,840	589,256

Pharmaceuticals: 0.79%
Prestige Brands Holdings, Inc.*	10,840	365,525

Semiconductors & semiconductor equipment: 4.18%
Integrated Device Technology, Inc.*	17,199	525,601
MaxLinear, Inc.*	2,974	67,659
MKS Instruments, Inc.	6,358	735,303
ON Semiconductor Corp.*	25,116	614,337
		1,942,900
Software: 8.08%
Avaya Holdings Corp.*	22,166	496,518
MobileIron, Inc.*	70,533	349,138
Nice Ltd. ADR*	7,777	730,494
Rapid7, Inc.*	19,923	509,431
SS&C Technologies Holdings, Inc.	14,968	802,884

SMA Relationship Trust – Series S

Portfolio of investments – March 31, 2018 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Software—(Concluded)
Verint Systems, Inc.*	11,309	$481,763
Workiva, Inc.*	16,451	389,889
		3,760,117
Specialty retail: 2.27%
Build-A-Bear Workshop, Inc.*	30,777	281,610
Lithia Motors, Inc., Class A	4,151	417,258
Williams-Sonoma, Inc.	6,751	356,183
		1,055,051
Technology hardware, storage & peripherals: 0.97%
Cray, Inc.*	21,776	450,763

Trading companies & distributors: 2.65%
GMS, Inc.*	20,200	617,312
Watsco, Inc.	3,408	616,746
		1,234,058
Wireless telecommunication services: 1.41%
Boingo Wireless, Inc.*	26,508	656,603
Total common stocks (cost $39,736,273)		44,265,503

Short-term investments: 2.94%
Investment companies: 2.94%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $1,369,556)	1,369,556	1,369,556
Total investments: 98.09% (cost $41,105,829)		45,635,059
Cash and other assets, less liabilities: 1.91%		887,682
Net assets: 100.00%		$46,522,741

SMA Relationship Trust – Series S

Portfolio of investments – March 31, 2018 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$44,265,503	$—	$—	$44,265,503
Short-term investments	1,369,556	—	—	1,369,556
Total	$45,635,059	$—	$—	$45,635,059

At March 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*            Non-income producing security.

SMA Relationship Trust – Series T

Industry diversification – March 31, 2018 (unaudited)1

Bonds Corporate bonds	Percentage of net assets
Aerospace & defense	1.10%
Air freight & logistics	0.69
Airlines	0.68
Automobiles	0.56
Banks	16.06
Beverages	2.88
Biotechnology	2.85
Building products	0.40
Capital markets	7.88
Chemicals	4.08
Communications equipment	0.31
Consumer finance	2.57
Diversified financial services	1.11
Diversified telecommunication services	3.33
Electric utilities	5.17
Electrical equipment	1.32
Equity real estate investment trusts (REITs)	2.66
Food & staples retailing	3.93
Food products	0.24
Health care equipment & supplies	2.97
Health care providers & services	0.61
Hotels, restaurants & leisure	0.72
Household durables	0.58
Independent power and renewable electricity producers	1.44
Industrial conglomerates	0.75
Insurance	3.45
Internet & direct marketing retail	1.38
Internet software & services	0.47
Media	3.58
Metals & mining	1.15
Multiline retail	0.63
Multi-utilities	1.17
Oil, gas & consumable fuels	6.23
Pharmaceuticals	1.68
Road & rail	1.48
Semiconductors & semiconductor equipment	1.02
Software	2.63
Technology hardware, storage & peripherals	1.51
Thrifts & mortgage finance	0.56
Tobacco	1.63
Trading companies & distributors	1.29
Wireless telecommunication services	0.46
Total corporate bonds	95.21%
Asset-backed securities	0.41
Commercial mortgage-backed securities	0.77
Non-U.S. government obligations	0.22
Total bonds	96.61%
Short-term investments	3.33
Total investments	99.94%
Cash and other assets, less liabilities	0.06
Net assets	100.00%

1            The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust – Series T

Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Bonds: 96.61%
Corporate bonds: 95.21%
Australia: 1.02%
Westpac Banking Corp.,
2.100%, due 05/13/21	$750,000	$728,336

Canada: 2.29%
Anadarko Finance Co.,
Series B,
7.500%, due 05/01/31	145,000	185,102
Canadian Natural Resources Ltd.,
4.950%, due 06/01/47	500,000	520,699
NOVA Chemicals Corp.,
5.250%, due 08/01/23[1]	410,000	412,563
Yamana Gold, Inc.,
4.950%, due 07/15/24	500,000	517,695
Total Canada corporate bonds		1,636,059

Cayman Islands: 0.54%
Alibaba Group Holding Ltd.,
2.800%, due 06/06/23	350,000	338,417
Vale Overseas Ltd.,
4.375%, due 01/11/22	46,000	46,950
Total Cayman Islands corporate bonds		385,367

France: 1.38%
Air Liquide Finance SA,
1.750%, due 09/27/21[1]	480,000	457,772
BNP Paribas SA,
5.000%, due 01/15/21	500,000	526,184
Total France corporate bonds		983,956

Germany: 0.70%
Deutsche Bank AG,
2.850%, due 05/10/19	500,000	498,192

Guernsey: 1.39%
Credit Suisse Group Funding Guernsey Ltd.,
2.750%, due 03/26/20	1,000,000	990,041

Ireland: 2.00%
GE Capital International Funding Co. Unlimited Co.,
3.373%, due 11/15/25	225,000	217,357
4.418%, due 11/15/35	250,000	243,522
Shire Acquisitions Investments Ireland DAC,
2.400%, due 09/23/21	1,000,000	965,323
Total Ireland corporate bonds		1,426,202

Italy: 0.75%
Intesa Sanpaolo SpA,
6.500%, due 02/24/21[1]	500,000	537,855

Liberia: 0.34%
Royal Caribbean Cruises Ltd.,
3.700%, due 03/15/28	250,000	239,475

SMA Relationship Trust – Series T
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
Mexico: 1.31%
America Movil SAB de CV,
3.125%, due 07/16/22	$330,000	$324,921
Mexichem SAB de CV,
5.500%, due 01/15/48[1]	250,000	234,688
Petroleos Mexicanos,
4.875%, due 01/24/22	370,000	378,538
Total Mexico corporate bonds		938,147

Netherlands: 2.12%
Deutsche Telekom International Finance BV,
8.750%, due 06/15/30	100,000	141,298
Enel Finance International NV,
4.750%, due 05/25/47[1]	500,000	512,040
ING Bank NV,
5.000%, due 06/09/21[1]	500,000	525,241
Shell International Finance BV,
3.750%, due 09/12/46	250,000	240,605
4.000%, due 05/10/46	90,000	90,405
Total Netherlands corporate bonds		1,509,589

Spain: 0.28%
Banco Santander SA,
3.500%, due 04/11/22	200,000	199,024

United Kingdom: 6.78%
Anglo American Capital plc,
4.875%, due 05/14/25[1]	250,000	256,068
Aon plc,
3.500%, due 06/14/24	140,000	139,070
3.875%, due 12/15/25	120,000	120,930
Barclays plc,
4.337%, due 01/10/28	200,000	197,758
4.836%, due 05/09/28	1,000,000	982,538
HSBC Holdings plc,
2.950%, due 05/25/21	330,000	326,637
5.100%, due 04/05/21	1,000,000	1,052,303
6.500%, due 09/15/37	110,000	137,458
Lloyds Banking Group plc,
4.582%, due 12/10/25	200,000	200,142
Royal Bank of Scotland Group plc,
3.875%, due 09/12/23	425,000	419,557
4.800%, due 04/05/26	500,000	516,006
Santander UK Group Holdings plc,
2.875%, due 08/05/21	500,000	489,608
Total United Kingdom corporate bonds		4,838,075

United States: 74.31%
21st Century Fox America, Inc.,
4.950%, due 10/15/45	100,000	110,081

SMA Relationship Trust – Series T
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Abbott Laboratories,
2.900%, due 11/30/21	$1,000,000	$990,436
3.750%, due 11/30/26	130,000	129,221
AbbVie, Inc.,
2.500%, due 05/14/20	240,000	236,866
3.200%, due 05/14/26	100,000	95,120
Amazon.com, Inc.,
4.050%, due 08/22/47[1]	750,000	744,493
Anadarko Petroleum Corp.,
4.850%, due 03/15/21	180,000	187,120
Anheuser-Busch InBev Finance, Inc.,
2.650%, due 02/01/21	1,000,000	992,000
4.700%, due 02/01/36	300,000	316,999
4.900%, due 02/01/46	250,000	269,166
Apple, Inc.,
4.450%, due 05/06/44	500,000	538,342
AT&T, Inc.,
4.300%, due 02/15/30[1]	301,000	299,506
4.900%, due 08/14/37	250,000	251,846
5.300%, due 08/14/58	250,000	251,627
AvalonBay Communities, Inc., REIT
3.450%, due 06/01/25	150,000	148,281
Bank of America Corp.,
4.450%, due 03/03/26	1,000,000	1,020,947
6.110%, due 01/29/37	400,000	478,734
BAT Capital Corp.,
3.222%, due 08/15/24[1]	500,000	481,851
Becton Dickinson and Co.,
3.250%, due 11/12/20	1,000,000	997,421
Berkshire Hathaway Energy Co.,
5.150%, due 11/15/43	299,000	343,592
Biogen, Inc.,
3.625%, due 09/15/22	300,000	302,749
4.050%, due 09/15/25	130,000	133,009
Boston Properties LP, REIT
3.800%, due 02/01/24	340,000	341,963
Brighthouse Financial, Inc.,
4.700%, due 06/22/47[1]	110,000	100,643
Broadcom Corp.,
3.875%, due 01/15/27	250,000	242,917
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	360,000	416,015
Capital One Financial Corp.,
3.750%, due 07/28/26	200,000	190,320
4.200%, due 10/29/25	190,000	188,157
Celgene Corp.,
3.550%, due 08/15/22	1,000,000	998,317
CF Industries, Inc.,
3.450%, due 06/01/23	330,000	316,800

SMA Relationship Trust – Series T
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Charter Communications Operating LLC,
3.579%, due 07/23/20	$350,000	$350,941
Chevron Phillips Chemical Co. LLC,
3.300%, due 05/01/23[1]	500,000	501,748
Cisco Systems, Inc.,
5.900%, due 02/15/39	170,000	221,821
Citigroup, Inc.,
4.050%, due 07/30/22	1,000,000	1,015,907
5.500%, due 09/13/25	915,000	991,613
Comcast Corp.,
4.000%, due 03/01/48	500,000	473,859
CVS Health Corp.,
4.125%, due 05/15/21	1,000,000	1,022,029
5.050%, due 03/25/48	500,000	524,829
Dell International LLC,
6.020%, due 06/15/26[1]	500,000	538,162
DISH DBS Corp.,
7.875%, due 09/01/19	240,000	251,400
DTE Energy Co.,
Series F,
3.850%, due 12/01/23	260,000	265,208
Duke Energy Corp.,
3.550%, due 09/15/21	475,000	479,294
Duke Energy Indiana LLC,
6.350%, due 08/15/38	193,000	258,182
Eaton Corp.,
3.103%, due 09/15/27	1,000,000	940,130
Edison International,
2.950%, due 03/15/23	140,000	136,090
Energy Transfer Partners LP,
9.000%, due 04/15/19	310,000	327,964
Enterprise Products Operating LLC,
2.850%, due 04/15/21	100,000	98,818
4.250%, due 02/15/48	500,000	486,427
ERAC USA Finance LLC,
3.850%, due 11/15/24[1]	495,000	500,184
FedEx Corp.,
4.400%, due 01/15/47	500,000	492,823
FirstEnergy Corp.,
Series B,
3.900%, due 07/15/27	1,000,000	981,408
Five Corners Funding Trust,
4.419%, due 11/15/23[1]	275,000	287,120
Florida Power & Light Co.,
5.950%, due 02/01/38	70,000	90,720
Ford Motor Co.,
7.450%, due 07/16/31	105,000	127,012
Ford Motor Credit Co. LLC,
3.336%, due 03/18/21	375,000	372,649
5.750%, due 02/01/21	500,000	528,861

SMA Relationship Trust – Series T
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
General Electric Co.,
4.650%, due 10/17/21	$175,000	$182,933
6.750%, due 03/15/32	285,000	353,827
General Motors Co.,
6.600%, due 04/01/36	240,000	274,747
General Motors Financial Co., Inc.,
3.700%, due 11/24/20	170,000	171,572
Gilead Sciences, Inc.,
4.750%, due 03/01/46	250,000	268,880
Goldman Sachs Group, Inc. (The),
2.875%, due 02/25/21	1,000,000	989,602
3.850%, due 01/26/27	1,000,000	986,776
5.150%, due 05/22/45	100,000	107,705
5.750%, due 01/24/22	250,000	270,442
Harley-Davidson Financial Services, Inc.,
3.350%, due 02/15/23[1]	250,000	246,229
Hartford Financial Services Group, Inc. (The),
5.950%, due 10/15/36	250,000	301,760
HCA, Inc.,
5.000%, due 03/15/24	250,000	252,500
HCP, Inc., REIT
4.250%, due 11/15/23	1,000,000	1,023,326
Indiana Michigan Power Co.,
Series K,
4.550%, due 03/15/46	90,000	95,361
International Lease Finance Corp.,
5.875%, due 08/15/22	340,000	364,779
8.250%, due 12/15/20	500,000	556,936
JPMorgan Chase & Co.,
3.875%, due 09/10/24	440,000	439,079
Kinder Morgan Energy Partners LP,
5.000%, due 10/01/21	260,000	271,205
Kraft Heinz Foods Co.,
5.200%, due 07/15/45	170,000	172,498
Kroger Co. (The),
3.400%, due 04/15/22	1,000,000	994,457
3.850%, due 08/01/23	260,000	264,005
Lennar Corp.,
4.750%, due 05/30/25	220,000	216,700
Lincoln National Corp.,
4.350%, due 03/01/48	500,000	490,726
Marsh & McLennan Cos., Inc.,
4.200%, due 03/01/48	250,000	251,968
Masco Corp.,
3.500%, due 04/01/21	110,000	110,464
4.450%, due 04/01/25	170,000	173,910
McDonald’s Corp.,
4.875%, due 12/09/45	250,000	270,949

SMA Relationship Trust – Series T
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Microsoft Corp.,
4.250%, due 02/06/47	$500,000	$536,952
4.450%, due 11/03/45	270,000	298,369
Molson Coors Brewing Co.,
2.100%, due 07/15/21	500,000	479,677
Morgan Stanley,
4.000%, due 07/23/25	1,000,000	1,008,226
4.875%, due 11/01/22	160,000	167,605
5.500%, due 07/28/21	1,000,000	1,067,854
MPLX LP,
4.875%, due 12/01/24	500,000	524,063
4.875%, due 06/01/25	130,000	135,670
Netflix, Inc.,
5.500%, due 02/15/22	230,000	238,050
Noble Energy, Inc.,
5.050%, due 11/15/44	225,000	234,806
Oracle Corp.,
5.375%, due 07/15/40	130,000	155,650
6.125%, due 07/08/39	500,000	644,768
Pacific Gas & Electric Co.,
4.250%, due 03/15/46	500,000	482,872
Pfizer, Inc.,
7.200%, due 03/15/39	160,000	230,248
Philip Morris International, Inc.,
2.900%, due 11/15/21	180,000	178,308
PPL Capital Funding, Inc.,
4.700%, due 06/01/43	500,000	525,844
Principal Financial Group, Inc.,
4.625%, due 09/15/42	500,000	515,951
Prudential Financial, Inc.,
6.625%, due 06/21/40	110,000	146,326
QUALCOMM, Inc.,
4.300%, due 05/20/47	500,000	483,596
Quicken Loans, Inc.,
5.750%, due 05/01/25[1]	400,000	399,000
Reynolds American, Inc.,
3.250%, due 06/12/20	500,000	499,985
Rockwell Collins, Inc.,
3.500%, due 03/15/27	500,000	482,078
Sabine Pass Liquefaction LLC,
5.000%, due 03/15/27	340,000	353,017
Sempra Energy,
4.050%, due 12/01/23	220,000	225,743
Sherwin-Williams Co. (The),
2.250%, due 05/15/20	500,000	491,641
4.500%, due 06/01/47	500,000	496,820
Southern Power Co.,
4.150%, due 12/01/25	1,000,000	1,026,799
Southwest Airlines Co.,
2.750%, due 11/16/22	500,000	488,590
Sprint Capital Corp.,
6.900%, due 05/01/19	280,000	288,400

SMA Relationship Trust – Series T
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Concluded)
United States—(Concluded)
Synchrony Financial,
4.500%, due 07/23/25	$140,000	$139,935
Target Corp.,
3.625%, due 04/15/46	500,000	453,077
TCI Communications, Inc.,
7.875%, due 02/15/26	104,000	132,405
Teachers Insurance & Annuity Association of America,
4.270%, due 05/15/47[1]	110,000	109,815
Time Warner Cable LLC,
7.300%, due 07/01/38	677,000	809,549
Time Warner Entertainment Co. LP,
8.375%, due 03/15/23	125,000	148,311
Time Warner, Inc.,
2.950%, due 07/15/26	200,000	183,053
3.800%, due 02/15/27	100,000	96,620
Toll Brothers Finance Corp.,
4.875%, due 11/15/25	200,000	197,500
Union Pacific Corp.,
4.050%, due 11/15/45	140,000	141,017
United Technologies Corp.,
6.050%, due 06/01/36	250,000	304,048
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	170,000	185,677
VEREIT Operating Partnership LP, REIT
4.125%, due 06/01/21	375,000	382,322
Verizon Communications, Inc.,
5.500%, due 03/16/47	1,035,000	1,144,992
Virginia Electric & Power Co.,
3.450%, due 09/01/22	130,000	130,961
VMware, Inc.,
2.950%, due 08/21/22	250,000	239,513
Wells Fargo & Co.,
5.375%, due 11/02/43	190,000	210,780
Williams Partners LP,
4.300%, due 03/04/24	230,000	233,053
5.100%, due 09/15/45	500,000	506,634
Total United States corporate bonds		53,039,244
Total corporate bonds (cost $69,253,255)		67,949,562

Asset-backed securities: 0.41%
United States: 0.41%
Verizon Owner Trust,
Series 2017-2A, Class C,
2.380%, due 12/20/21[1] (cost $299,970)	300,000	295,393

SMA Relationship Trust – Series T
Portfolio of investments – March 31, 2018 (unaudited)

	Face amount	Value
Bonds—(Concluded)
Commercial mortgage-backed securities: 0.77%
United States: 0.77%
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class E,
4.777%, due 06/15/33[1,2] (cost $550,000)	$550,000	$548,993

Non-U.S. government obligations: 0.22%
Mexico: 0.22%
United Mexican States,
4.000%, due 10/02/23 (cost $155,209)	150,000	153,900
Total bonds (cost $70,258,434)		68,947,848

	Shares
Short-term investments: 3.33%
Investment companies: 3.33%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $2,379,347)	2,379,347	2,379,347
Total investments: 99.94% (cost $72,637,781)		71,327,195
Cash and other assets, less liabilities: 0.06%		43,958
Net assets: 100.00%		$71,371,153

SMA Relationship Trust – Series T
Portfolio of investments – March 31, 2018 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

	Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
U.S. Treasury 2 Year Note, 18 contracts (USD)	June 2018	$3,824,465	$3,826,969	$2,504
U.S. Treasury 10 Year Note, 10 contracts (USD)	June 2018	1,211,890	1,211,407	(483)
U.S. Treasury Long Bond, 10 contracts (USD)	June 2018	1,431,578	1,466,250	34,672

U.S. Treasury futures sell contracts:
U.S. Treasury 5 Year Note, 30 contracts (USD)	June 2018	(3,417,664)	(3,433,829)	(16,165)
U.S. Treasury Ultra Bond, 1 contracts (USD)	June 2018	(155,124)	(160,469)	(5,345)
Net unrealized appreciation on futures contracts				$15,183

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$67,949,562	$—	$67,949,562
Asset-backed securities	—	295,393	—	295,393
Commercial mortgage-backed securities	—	548,993	—	548,993
Non-U.S. government obligations	—	153,900	—	153,900
Short-term investments	2,379,347	—	—	2,379,347
Futures contracts	37,176	—	—	37,176
Total	$2,416,523	$68,947,848	$—	$71,364,371

Liabilities
Futures contracts	$(21,993)	$—	$—	$(21,993)

At March 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1            Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2            Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate at the period end.

Portfolio acronyms
ADR	American Depositary Receipt
AGC-ICC	Assured Guaranty Corporation—Insured Custody Certificates
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
BHAC-CR	Berkshire Hathaway Assurance Corporation—Custodial Receipts
COP	Certificate of Participation
CVA	Dutch Certification—Depository Certificate
ETF	Exchange Traded Fund
FGIC	Financial Guaranty Insurance Corporation
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust

Counterparty abbreviations
BB	Barclays Bank plc
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MSC	Morgan Stanley & Co.

Currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2017.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2018

By:	/s/ Joanne Kilkeary
Joanne Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	May 30, 2018